Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Additional Information [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
Unrecognized tax positions that if recognized would impact the effective tax rate	$ 265	$ 234	$ 165
Unrecognized tax positions as a component of income taxes expense, accrued interest	53
Interest recorded on unrecognized tax positions	16	$ 7	$ (1)
Federal, state and foreign net operating loss carryforwards	$ 1,700
Federal, state and foreign net operating loss carryforwards expiration term	Dec. 31, 2037
Base year reserves included in retained earnings of acquired thrift institutions for which no deferred federal income tax liability has been recognized	$ 102
Federal [Member]
Income Taxes Additional Information [Abstract]
Credit carryforwards	$ 2,100
Credit carryforwards expiration term	Dec. 31, 2037